Note 12 - Business Segment Information (Detail) - Segment Reporting Information - Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment operating revenues	$ 48,985	$ 54,039
Intersegment eliminations	(94)	(53)
Total net operating revenues	48,891	53,986
Income before taxes	(255)	865
Depreciation and amortization, by segment	1,635	1,663
Interest income, by segment	2	5
Capital expenditures, by segment	1,465	1,414
Corporate other income, net	257	796
General corporate expenses	(2,807)	(2,575)
Waste Management Services [Member]
External customers revenues, by segment	37,284	43,463
Intersegment revenues	0	0
Segment operating revenues	37,284	43,463
Income before taxes	2,967	3,568
Depreciation and amortization, by segment	42	34
Interest income, by segment	0	0
Capital expenditures, by segment	31	104
Golf and Related Operations [Member]
External customers revenues, by segment	11,607	10,523
Intersegment revenues	94	53
Segment operating revenues	11,701	10,576
Income before taxes	(451)	(293)
Depreciation and amortization, by segment	1,457	1,509
Capital expenditures, by segment	1,381	1,261
Operating Segments [Member]
Income before taxes	2,516	3,275
Corporate [Member]
Depreciation and amortization, by segment	136	120
Interest income, by segment	2	5
Capital expenditures, by segment	53	49
Corporate other income, net	$ 34	$ 160